Leases (Tables)	12 Months Ended
Mar. 31, 2019
Leases [Abstract]
Types of assets which Nomura leases under operating leases

	Millions of yen
	March 31
	2018			2019
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,053	¥(1,657)	¥1,396	¥2,771	¥(1,498)	¥1,273
Aircraft	24,989	(54)	24,935	55,130	(310)	54,820

Total	¥28,042	¥(1,711)	¥26,331	¥57,901	¥(1,808)	¥56,093

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.

Schedule of future minimum lease payments to be received on noncancelable operating leases

	Millions of yen
	Total	Years of receipt
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥48,564	¥4,500	¥4,500	¥4,500	¥4,462	¥4,255	¥26,347

Future minimum lease payments under noncancelable operating leases

Millions of yen
March 31
2019
Total minimum lease payments	¥106,553
Less: Sublease rental income	(9,742)

Net minimum lease payments	¥96,811

Schedule of future minimum lease payments under noncancelable operating leases with remaining terms exceeding one year

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥106,553	¥16,207	¥13,280	¥9,029	¥8,012	¥7,312	¥52,713

Future minimum lease payments under capital leases

Millions of yen
March 31
2019
Total minimum lease payments	¥42,197
Less: Amount representing interest	(25,507)

Present value of net lease payments	¥16,690

Schedule of future minimum lease payments under capital leases with remaining terms exceeding one year

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥42,197	¥3,862	¥3,953	¥3,945	¥3,818	¥3,782	¥22,837